Offerings	Apr. 16, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Ordinary Shares, NIS 0.04 par value per share
Amount Registered | shares	60,000
Proposed Maximum Offering Price per Unit	0.76
Maximum Aggregate Offering Price	$ 45,600.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 6.30
Offering Note	(1) Pursuant to Rule 416, this Registration Statement shall also be deemed to cover an indeterminate number of additional ordinary shares issuable pursuant to the anti-dilution provisions of the 2019 Share Incentive Plan, such as in the event the number of outstanding shares of the Registrant is increased by stock split, stock divided and/or similar transactions. (2) Amount of the registration fee was calculated in accordance with Section 6(b) and Rule 457 under the Securities Act and was determined by multiplying the aggregate offering price by 0.0001381. (3) American Depository Shares ("ADSs") evidenced by American Depository Receipts ("ADRs"), issuable upon deposit of Ordinary Shares, par value NIS 0.04 per share, of BrainsWay Ltd., are registered on a separate Registration Statement on Form F-6 (File No. 333-229481). Each ADS represents one (1) Ordinary Share.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Ordinary Shares, NIS 0.04 par value per share
Amount Registered | shares	7,500
Proposed Maximum Offering Price per Unit	0.92
Maximum Aggregate Offering Price	$ 6,900.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.95
Offering Note	(1) Pursuant to Rule 416, this Registration Statement shall also be deemed to cover an indeterminate number of additional ordinary shares issuable pursuant to the anti-dilution provisions of the 2019 Share Incentive Plan, such as in the event the number of outstanding shares of the Registrant is increased by stock split, stock divided and/or similar transactions. (2) Amount of the registration fee was calculated in accordance with Section 6(b) and Rule 457 under the Securities Act and was determined by multiplying the aggregate offering price by 0.0001381. (3) American Depository Shares ("ADSs") evidenced by American Depository Receipts ("ADRs"), issuable upon deposit of Ordinary Shares, par value NIS 0.04 per share, of BrainsWay Ltd., are registered on a separate Registration Statement on Form F-6 (File No. 333-229481). Each ADS represents one (1) Ordinary Share. (4) Computed in accordance with Rule 457(h) promulgated under the Securities Act based on the exercise price of the options underlying the Ordinary Shares. When initially set in New Israeli Shekels ("NIS"), the amount is translated (solely for the purpose of calculating the registration fee) using the rate of NIS 3.014 to US $1.00, the representative rate of exchange as of April 15, 2026 as published by the Bank of Israel.
Offering: 3
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Ordinary Shares, NIS 0.04 par value per share
Amount Registered | shares	80,000
Proposed Maximum Offering Price per Unit	1.21
Maximum Aggregate Offering Price	$ 96,800.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 13.37
Offering Note	(1) Pursuant to Rule 416, this Registration Statement shall also be deemed to cover an indeterminate number of additional ordinary shares issuable pursuant to the anti-dilution provisions of the 2019 Share Incentive Plan, such as in the event the number of outstanding shares of the Registrant is increased by stock split, stock divided and/or similar transactions. (2) Amount of the registration fee was calculated in accordance with Section 6(b) and Rule 457 under the Securities Act and was determined by multiplying the aggregate offering price by 0.0001381. (3) American Depository Shares ("ADSs") evidenced by American Depository Receipts ("ADRs"), issuable upon deposit of Ordinary Shares, par value NIS 0.04 per share, of BrainsWay Ltd., are registered on a separate Registration Statement on Form F-6 (File No. 333-229481). Each ADS represents one (1) Ordinary Share. (4) Computed in accordance with Rule 457(h) promulgated under the Securities Act based on the exercise price of the options underlying the Ordinary Shares. When initially set in New Israeli Shekels ("NIS"), the amount is translated (solely for the purpose of calculating the registration fee) using the rate of NIS 3.014 to US $1.00, the representative rate of exchange as of April 15, 2026 as published by the Bank of Israel.
Offering: 4
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Ordinary Shares, NIS 0.04 par value per share
Amount Registered | shares	46,875
Proposed Maximum Offering Price per Unit	1.42
Maximum Aggregate Offering Price	$ 66,562.50
Fee Rate	0.01381%
Amount of Registration Fee	$ 9.19
Offering Note	(1) Pursuant to Rule 416, this Registration Statement shall also be deemed to cover an indeterminate number of additional ordinary shares issuable pursuant to the anti-dilution provisions of the 2019 Share Incentive Plan, such as in the event the number of outstanding shares of the Registrant is increased by stock split, stock divided and/or similar transactions. (2) Amount of the registration fee was calculated in accordance with Section 6(b) and Rule 457 under the Securities Act and was determined by multiplying the aggregate offering price by 0.0001381. (3) American Depository Shares ("ADSs") evidenced by American Depository Receipts ("ADRs"), issuable upon deposit of Ordinary Shares, par value NIS 0.04 per share, of BrainsWay Ltd., are registered on a separate Registration Statement on Form F-6 (File No. 333-229481). Each ADS represents one (1) Ordinary Share. (4) Computed in accordance with Rule 457(h) promulgated under the Securities Act based on the exercise price of the options underlying the Ordinary Shares. When initially set in New Israeli Shekels ("NIS"), the amount is translated (solely for the purpose of calculating the registration fee) using the rate of NIS 3.014 to US $1.00, the representative rate of exchange as of April 15, 2026 as published by the Bank of Israel.
Offering: 5
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Ordinary Shares, NIS 0.04 par value per share
Amount Registered | shares	75,000
Proposed Maximum Offering Price per Unit	1.51
Maximum Aggregate Offering Price	$ 113,250.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 15.64
Offering Note	(1) Pursuant to Rule 416, this Registration Statement shall also be deemed to cover an indeterminate number of additional ordinary shares issuable pursuant to the anti-dilution provisions of the 2019 Share Incentive Plan, such as in the event the number of outstanding shares of the Registrant is increased by stock split, stock divided and/or similar transactions. (2) Amount of the registration fee was calculated in accordance with Section 6(b) and Rule 457 under the Securities Act and was determined by multiplying the aggregate offering price by 0.0001381. (3) American Depository Shares ("ADSs") evidenced by American Depository Receipts ("ADRs"), issuable upon deposit of Ordinary Shares, par value NIS 0.04 per share, of BrainsWay Ltd., are registered on a separate Registration Statement on Form F-6 (File No. 333-229481). Each ADS represents one (1) Ordinary Share. (4) Computed in accordance with Rule 457(h) promulgated under the Securities Act based on the exercise price of the options underlying the Ordinary Shares. When initially set in New Israeli Shekels ("NIS"), the amount is translated (solely for the purpose of calculating the registration fee) using the rate of NIS 3.014 to US $1.00, the representative rate of exchange as of April 15, 2026 as published by the Bank of Israel.
Offering: 6
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Ordinary Shares, NIS 0.04 par value per share
Amount Registered | shares	401,875
Proposed Maximum Offering Price per Unit	3.71
Maximum Aggregate Offering Price	$ 1,490,956.25
Fee Rate	0.01381%
Amount of Registration Fee	$ 205.90
Offering Note	(1) Pursuant to Rule 416, this Registration Statement shall also be deemed to cover an indeterminate number of additional ordinary shares issuable pursuant to the anti-dilution provisions of the 2019 Share Incentive Plan, such as in the event the number of outstanding shares of the Registrant is increased by stock split, stock divided and/or similar transactions. (2) Amount of the registration fee was calculated in accordance with Section 6(b) and Rule 457 under the Securities Act and was determined by multiplying the aggregate offering price by 0.0001381. (3) American Depository Shares ("ADSs") evidenced by American Depository Receipts ("ADRs"), issuable upon deposit of Ordinary Shares, par value NIS 0.04 per share, of BrainsWay Ltd., are registered on a separate Registration Statement on Form F-6 (File No. 333-229481). Each ADS represents one (1) Ordinary Share. (4) Computed in accordance with Rule 457(h) promulgated under the Securities Act based on the exercise price of the options underlying the Ordinary Shares. When initially set in New Israeli Shekels ("NIS"), the amount is translated (solely for the purpose of calculating the registration fee) using the rate of NIS 3.014 to US $1.00, the representative rate of exchange as of April 15, 2026 as published by the Bank of Israel.
Offering: 7
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Ordinary Shares, NIS 0.04 par value per share
Amount Registered | shares	40,000
Proposed Maximum Offering Price per Unit	3.74
Maximum Aggregate Offering Price	$ 149,600.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 20.66
Offering Note	(1) Pursuant to Rule 416, this Registration Statement shall also be deemed to cover an indeterminate number of additional ordinary shares issuable pursuant to the anti-dilution provisions of the 2019 Share Incentive Plan, such as in the event the number of outstanding shares of the Registrant is increased by stock split, stock divided and/or similar transactions. (2) Amount of the registration fee was calculated in accordance with Section 6(b) and Rule 457 under the Securities Act and was determined by multiplying the aggregate offering price by 0.0001381. (3) American Depository Shares ("ADSs") evidenced by American Depository Receipts ("ADRs"), issuable upon deposit of Ordinary Shares, par value NIS 0.04 per share, of BrainsWay Ltd., are registered on a separate Registration Statement on Form F-6 (File No. 333-229481). Each ADS represents one (1) Ordinary Share. (4) Computed in accordance with Rule 457(h) promulgated under the Securities Act based on the exercise price of the options underlying the Ordinary Shares. When initially set in New Israeli Shekels ("NIS"), the amount is translated (solely for the purpose of calculating the registration fee) using the rate of NIS 3.014 to US $1.00, the representative rate of exchange as of April 15, 2026 as published by the Bank of Israel.
Offering: 8
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Ordinary Shares, NIS 0.04 par value per share
Amount Registered | shares	75,000
Proposed Maximum Offering Price per Unit	4.31
Maximum Aggregate Offering Price	$ 323,250.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 44.64
Offering Note	(1) Pursuant to Rule 416, this Registration Statement shall also be deemed to cover an indeterminate number of additional ordinary shares issuable pursuant to the anti-dilution provisions of the 2019 Share Incentive Plan, such as in the event the number of outstanding shares of the Registrant is increased by stock split, stock divided and/or similar transactions. (2) Amount of the registration fee was calculated in accordance with Section 6(b) and Rule 457 under the Securities Act and was determined by multiplying the aggregate offering price by 0.0001381. (3) American Depository Shares ("ADSs") evidenced by American Depository Receipts ("ADRs"), issuable upon deposit of Ordinary Shares, par value NIS 0.04 per share, of BrainsWay Ltd., are registered on a separate Registration Statement on Form F-6 (File No. 333-229481). Each ADS represents one (1) Ordinary Share. (4) Computed in accordance with Rule 457(h) promulgated under the Securities Act based on the exercise price of the options underlying the Ordinary Shares. When initially set in New Israeli Shekels ("NIS"), the amount is translated (solely for the purpose of calculating the registration fee) using the rate of NIS 3.014 to US $1.00, the representative rate of exchange as of April 15, 2026 as published by the Bank of Israel.
Offering: 9
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Ordinary Shares, NIS 0.04 par value per share
Amount Registered | shares	27,500
Proposed Maximum Offering Price per Unit	5.06
Maximum Aggregate Offering Price	$ 139,150.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 19.22
Offering Note	(1) Pursuant to Rule 416, this Registration Statement shall also be deemed to cover an indeterminate number of additional ordinary shares issuable pursuant to the anti-dilution provisions of the 2019 Share Incentive Plan, such as in the event the number of outstanding shares of the Registrant is increased by stock split, stock divided and/or similar transactions. (2) Amount of the registration fee was calculated in accordance with Section 6(b) and Rule 457 under the Securities Act and was determined by multiplying the aggregate offering price by 0.0001381. (3) American Depository Shares ("ADSs") evidenced by American Depository Receipts ("ADRs"), issuable upon deposit of Ordinary Shares, par value NIS 0.04 per share, of BrainsWay Ltd., are registered on a separate Registration Statement on Form F-6 (File No. 333-229481). Each ADS represents one (1) Ordinary Share. (4) Computed in accordance with Rule 457(h) promulgated under the Securities Act based on the exercise price of the options underlying the Ordinary Shares. When initially set in New Israeli Shekels ("NIS"), the amount is translated (solely for the purpose of calculating the registration fee) using the rate of NIS 3.014 to US $1.00, the representative rate of exchange as of April 15, 2026 as published by the Bank of Israel.
Offering: 10
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Ordinary Shares, NIS 0.04 par value per share
Amount Registered | shares	30,000
Proposed Maximum Offering Price per Unit	5.63
Maximum Aggregate Offering Price	$ 168,900.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 23.33
Offering Note	(1) Pursuant to Rule 416, this Registration Statement shall also be deemed to cover an indeterminate number of additional ordinary shares issuable pursuant to the anti-dilution provisions of the 2019 Share Incentive Plan, such as in the event the number of outstanding shares of the Registrant is increased by stock split, stock divided and/or similar transactions. (2) Amount of the registration fee was calculated in accordance with Section 6(b) and Rule 457 under the Securities Act and was determined by multiplying the aggregate offering price by 0.0001381. (3) American Depository Shares ("ADSs") evidenced by American Depository Receipts ("ADRs"), issuable upon deposit of Ordinary Shares, par value NIS 0.04 per share, of BrainsWay Ltd., are registered on a separate Registration Statement on Form F-6 (File No. 333-229481). Each ADS represents one (1) Ordinary Share. (4) Computed in accordance with Rule 457(h) promulgated under the Securities Act based on the exercise price of the options underlying the Ordinary Shares. When initially set in New Israeli Shekels ("NIS"), the amount is translated (solely for the purpose of calculating the registration fee) using the rate of NIS 3.014 to US $1.00, the representative rate of exchange as of April 15, 2026 as published by the Bank of Israel.
Offering: 11
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Ordinary Shares, NIS 0.04 par value per share
Amount Registered | shares	40,000
Proposed Maximum Offering Price per Unit	5.89
Maximum Aggregate Offering Price	$ 235,600.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 32.54
Offering Note	(1) Pursuant to Rule 416, this Registration Statement shall also be deemed to cover an indeterminate number of additional ordinary shares issuable pursuant to the anti-dilution provisions of the 2019 Share Incentive Plan, such as in the event the number of outstanding shares of the Registrant is increased by stock split, stock divided and/or similar transactions. (2) Amount of the registration fee was calculated in accordance with Section 6(b) and Rule 457 under the Securities Act and was determined by multiplying the aggregate offering price by 0.0001381. (3) American Depository Shares ("ADSs") evidenced by American Depository Receipts ("ADRs"), issuable upon deposit of Ordinary Shares, par value NIS 0.04 per share, of BrainsWay Ltd., are registered on a separate Registration Statement on Form F-6 (File No. 333-229481). Each ADS represents one (1) Ordinary Share. (4) Computed in accordance with Rule 457(h) promulgated under the Securities Act based on the exercise price of the options underlying the Ordinary Shares. When initially set in New Israeli Shekels ("NIS"), the amount is translated (solely for the purpose of calculating the registration fee) using the rate of NIS 3.014 to US $1.00, the representative rate of exchange as of April 15, 2026 as published by the Bank of Israel.
Offering: 12
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Ordinary Shares, NIS 0.04 par value per share
Amount Registered | shares	30,000
Proposed Maximum Offering Price per Unit	7.28
Maximum Aggregate Offering Price	$ 218,400.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 30.16
Offering Note	(1) Pursuant to Rule 416, this Registration Statement shall also be deemed to cover an indeterminate number of additional ordinary shares issuable pursuant to the anti-dilution provisions of the 2019 Share Incentive Plan, such as in the event the number of outstanding shares of the Registrant is increased by stock split, stock divided and/or similar transactions. (2) Amount of the registration fee was calculated in accordance with Section 6(b) and Rule 457 under the Securities Act and was determined by multiplying the aggregate offering price by 0.0001381. (3) American Depository Shares ("ADSs") evidenced by American Depository Receipts ("ADRs"), issuable upon deposit of Ordinary Shares, par value NIS 0.04 per share, of BrainsWay Ltd., are registered on a separate Registration Statement on Form F-6 (File No. 333-229481). Each ADS represents one (1) Ordinary Share. (4) Computed in accordance with Rule 457(h) promulgated under the Securities Act based on the exercise price of the options underlying the Ordinary Shares. When initially set in New Israeli Shekels ("NIS"), the amount is translated (solely for the purpose of calculating the registration fee) using the rate of NIS 3.014 to US $1.00, the representative rate of exchange as of April 15, 2026 as published by the Bank of Israel.
Offering: 13
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Ordinary Shares, NIS 0.04 par value per share
Amount Registered | shares	35,000
Proposed Maximum Offering Price per Unit	8.21
Maximum Aggregate Offering Price	$ 287,350.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 39.68
Offering Note	(1) Pursuant to Rule 416, this Registration Statement shall also be deemed to cover an indeterminate number of additional ordinary shares issuable pursuant to the anti-dilution provisions of the 2019 Share Incentive Plan, such as in the event the number of outstanding shares of the Registrant is increased by stock split, stock divided and/or similar transactions. (2) Amount of the registration fee was calculated in accordance with Section 6(b) and Rule 457 under the Securities Act and was determined by multiplying the aggregate offering price by 0.0001381. (3) American Depository Shares ("ADSs") evidenced by American Depository Receipts ("ADRs"), issuable upon deposit of Ordinary Shares, par value NIS 0.04 per share, of BrainsWay Ltd., are registered on a separate Registration Statement on Form F-6 (File No. 333-229481). Each ADS represents one (1) Ordinary Share. (4) Computed in accordance with Rule 457(h) promulgated under the Securities Act based on the exercise price of the options underlying the Ordinary Shares. When initially set in New Israeli Shekels ("NIS"), the amount is translated (solely for the purpose of calculating the registration fee) using the rate of NIS 3.014 to US $1.00, the representative rate of exchange as of April 15, 2026 as published by the Bank of Israel.
Offering: 14
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Ordinary Shares, NIS 0.04 par value per share
Amount Registered | shares	50,000
Proposed Maximum Offering Price per Unit	8.56
Maximum Aggregate Offering Price	$ 428,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 59.11
Offering Note	(1) Pursuant to Rule 416, this Registration Statement shall also be deemed to cover an indeterminate number of additional ordinary shares issuable pursuant to the anti-dilution provisions of the 2019 Share Incentive Plan, such as in the event the number of outstanding shares of the Registrant is increased by stock split, stock divided and/or similar transactions. (2) Amount of the registration fee was calculated in accordance with Section 6(b) and Rule 457 under the Securities Act and was determined by multiplying the aggregate offering price by 0.0001381. (3) American Depository Shares ("ADSs") evidenced by American Depository Receipts ("ADRs"), issuable upon deposit of Ordinary Shares, par value NIS 0.04 per share, of BrainsWay Ltd., are registered on a separate Registration Statement on Form F-6 (File No. 333-229481). Each ADS represents one (1) Ordinary Share. (4) Computed in accordance with Rule 457(h) promulgated under the Securities Act based on the exercise price of the options underlying the Ordinary Shares. When initially set in New Israeli Shekels ("NIS"), the amount is translated (solely for the purpose of calculating the registration fee) using the rate of NIS 3.014 to US $1.00, the representative rate of exchange as of April 15, 2026 as published by the Bank of Israel.
Offering: 15
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Ordinary Shares, NIS 0.04 par value per share
Amount Registered | shares	75,000
Proposed Maximum Offering Price per Unit	10.20
Maximum Aggregate Offering Price	$ 765,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 105.65
Offering Note	(1) Pursuant to Rule 416, this Registration Statement shall also be deemed to cover an indeterminate number of additional ordinary shares issuable pursuant to the anti-dilution provisions of the 2019 Share Incentive Plan, such as in the event the number of outstanding shares of the Registrant is increased by stock split, stock divided and/or similar transactions. (2) Amount of the registration fee was calculated in accordance with Section 6(b) and Rule 457 under the Securities Act and was determined by multiplying the aggregate offering price by 0.0001381. (3) American Depository Shares ("ADSs") evidenced by American Depository Receipts ("ADRs"), issuable upon deposit of Ordinary Shares, par value NIS 0.04 per share, of BrainsWay Ltd., are registered on a separate Registration Statement on Form F-6 (File No. 333-229481). Each ADS represents one (1) Ordinary Share. (4) Computed in accordance with Rule 457(h) promulgated under the Securities Act based on the exercise price of the options underlying the Ordinary Shares. When initially set in New Israeli Shekels ("NIS"), the amount is translated (solely for the purpose of calculating the registration fee) using the rate of NIS 3.014 to US $1.00, the representative rate of exchange as of April 15, 2026 as published by the Bank of Israel.
Offering: 16
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Ordinary Shares, NIS 0.04 par value per share
Amount Registered | shares	1,950,171
Proposed Maximum Offering Price per Unit	15.77
Maximum Aggregate Offering Price	$ 30,754,196.67
Fee Rate	0.01381%
Amount of Registration Fee	$ 4,247.15
Offering Note	(1) Pursuant to Rule 416, this Registration Statement shall also be deemed to cover an indeterminate number of additional ordinary shares issuable pursuant to the anti-dilution provisions of the 2019 Share Incentive Plan, such as in the event the number of outstanding shares of the Registrant is increased by stock split, stock divided and/or similar transactions. (2) Amount of the registration fee was calculated in accordance with Section 6(b) and Rule 457 under the Securities Act and was determined by multiplying the aggregate offering price by 0.0001381. (3) American Depository Shares ("ADSs") evidenced by American Depository Receipts ("ADRs"), issuable upon deposit of Ordinary Shares, par value NIS 0.04 per share, of BrainsWay Ltd., are registered on a separate Registration Statement on Form F-6 (File No. 333-229481). Each ADS represents one (1) Ordinary Share. (4) Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(c) and Rule 457(h) under the Securities Act based on the average of the high and low prices per share of common stock as reported by the NASDAQ Global Market on April 15, 2026.